Summary of Significant Accounting Policies 4 (Details) (USD $) In Millions, unless otherwise specified	Dec. 21, 2011	Dec. 31, 2012 Other assets [Member]	Dec. 31, 2011 Other assets [Member]
Deferred Finance Costs [Abstract]
Deferred Finance Costs, Net	$ 0	$ 11.7	$ 0.1